Amounts Due from Related Companies (Details Textual) - USD ($) $ in Thousands				12 Months Ended
		Aug. 10, 2016	Nov. 01, 2013	Sep. 30, 2017	Sep. 30, 2016
Amounts Due from Related Companies (Textual)
Outstanding loan	[1]			$ 819	$ 6,152
Largest amount of outstanding loan				6,167
Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd [Member]
Amounts Due from Related Companies (Textual)
Outstanding loan				450	44
Largest amount of outstanding loan				83
Xi'an Tech Team Investment Holdings (Group) Co., Ltd. [Member]
Amounts Due from Related Companies (Textual)
Outstanding loan				$ 1,827	1,823
Indirectly owned and controlled, percentage				66.00%
Largest amount of outstanding loan				$ 1,200
Related party, interest rate				4.75%
Interest rate term, description				The same as the 3 to 5 years interest rate of the central bank.
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member]
Amounts Due from Related Companies (Textual)
Outstanding loan				$ 4,296	$ 4,285
Indirectly owned and controlled, percentage		74.00%	74.00%
Related party, interest rate			4.75%
Interest rate term, description			The same as the 3 to 5 years interest rate of the central bank.
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member] | Minimum [Member]
Amounts Due from Related Companies (Textual)
Outstanding loan			$ 1,800
Largest amount of outstanding loan				1,800
Xi'an Xinrong Engineering and Industry (Group) Co., Ltd [Member] | Maximum [Member]
Amounts Due from Related Companies (Textual)
Outstanding loan		$ 2,700
Largest amount of outstanding loan				2,700
Shaanxi Tech Team Jinong Humid Acid Product Co Ltd [Member]
Amounts Due from Related Companies (Textual)
Outstanding loan				$ 500

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).